Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Mena Larmour

mlarmour@stradley.com

(215) 564-8014

December 13, 2024

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Invesco Municipal Income Opportunities Trust (the “Fund”)
Registration Statement on Form N-2 (File No. 811-05597)

Dear Sir or Madam:

On behalf of the Fund, submitted herewith via the EDGAR system is a Registration Statement on Form N-2 initially filed under the Securities Act of 1933 and Amendment No. 6 to the Fund’s Registration Statement filed under the Investment Company Act of 1940 (the “1940 Act”).

This Registration Statement is being filed to register securities to be offered and sold on an immediate, continuous or delayed basis pursuant to Rule 415(a)(1)(x) under the 1933 Act.

If you have any questions or comments regarding this filing, please call me at the above number or, in my absence, Jennifer Hillman at (215) 564-8623.

Sincerely,

/s/ Mena Larmour
Mena Larmour